Mortgage Banking Activities, Amortized Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in amortized MSRs
Amortization	$ (264)	$ (228)	$ (264)
Valuation Allowance
Provision for mortgage servicing rights in excess of fair value	(34)	(3)	0
Amortized mortgage servicing rights, net	1,408	1,419
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,422	1,119	1,446
Adjustments from adoption of consolidation accounting guidance	0	(5)	0
Purchases	155	58	11
Servicing from securitizations or asset transfers	132	478	61
Amortization	(264)	(228)	(264)
Balance, end of year	1,445	1,422	1,119
Valuation Allowance
Balance, beginning of year	(3)	0	0
Provision for mortgage servicing rights in excess of fair value	(34)	(3)	0
Balance, end of year	(37)	(3)	0
Amortized mortgage servicing rights, net	1,408	1,419	1,119
Fair value of amortized MSRs:
Beginning of year	1,812	1,261	1,555
End of year	1,756	1,812	1,261
Acquired From Wachovia [Member]
Changes in amortized MSRs
Purchases	$ 0	$ 0	$ (135)